Interest income	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income	Interest income
Interest and similar income in the consolidated income statement comprises the interest accruing in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, irrespective of measurement at fair value; and the rectifications of income as a result of hedge accounting. Interest is recognised gross, without deducting any tax withheld at source.
The detail of the main interest and similar income items earned in 2022, 2021 and 2020 is as follows:

EUR million
	2022	2021	2020
Loans and advances, central banks	1,606	476	431
Loans and advances, credit institutions	2,186	916	894
Debt instruments	10,416	5,724	5,022
Loans and advances, customers	54,110	38,649	38,788
Other interest	3,112	698	606
	71,430	46,463	45,741
Most of the interest and similar income was generated by the Group’s financial assets that are measured either at amortised cost or at fair value through Other comprehensive income.